UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2005

Check here if Amendment [   ]; Amendment Number: _________
     This Amendment   [   ] is a restatement.
                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Basswood Capital Management, L.L.C.
Address:  645 Madison Avenue
          10th Floor
          New York, New York 10022

Form 13F File Number:  028-10569

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Matthew Lindenbaum
Title:  Managing Member
Phone:  (212) 521-9500

Signature, Place, and Date of Signing:

/s/ Matthew Lindenbaum     New York, New York    May 13, 2005
  [Signature]                [City, State]         [Date]

Report Type:

[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  5*

Form 13F Information Table Entry Total:  84

Form 13F Information Table Value Total: $2,947,417 (in thousands)

List of Other Included Managers:

 No. Form 13F File No. Name
 1   028-10565         Basswood Financial Partners, L.P.
 2   028-10566         Basswood Opportunity Fund, Inc.
 3   028-10567         Basswood International Fund, Inc.
 4   028-10568         Basswood Opportunity Partners, L.P.
 5   028-10570         Basswood Partners, L.L.C.


* Messrs. Bennett and Matthew Lindenbaum, as Principals of Basswood Partners, L.L.C. and Basswood Capital Management, L.L.C., have investment discretion over the investment portfolios reported herein.

                                    Title of            Market Value   SH/Prn    SH/ PUT/ Investment   Other   Voting Authority
Name of Issuer                      Class      CUSIP     (x1,000)     Amount    Prn CALL Discretion Managers  Sole Shared None
Allstate Corporation              Common     020002101      13,756     254,450  SH        DEFINED   1,2,3,4,5        X
Astoria Financial Corp.           Common     046265104      29,475   1,165,026  SH        DEFINED   1,2,3,4,5        X
Autozone Inc.                     Common     053332102      25,839     301,510  SH        DEFINED   1,2,3,4,5        X
Avalonbay Communities Inc.        Common     053484101       5,232      78,223  SH        DEFINED   1,2,3,4,5        X
Bank New York Inc.                Common     064057102      79,431   2,734,300  SH        DEFINED   1,2,3,4,5        X
Bank of America Corp.             Common     060505104      47,152   1,069,211  SH        DEFINED   1,2,3,4,5        X
Bay View Capital Corp. Del        Common New 07262L309         149       9,298  SH        DEFINED   1,2,3,4,5        X
Bear Stearns Cos. Inc.            Common     073902108      83,253     833,358  SH        DEFINED   1,2,3,4,5        X
Beazer Homes USA Inc.             Common     07556Q105      80,589   1,616,296  SH        DEFINED   1,2,3,4,5        X
Brookfield Property Corp.         Common     112900105       3,698      96,044  SH        DEFINED   1,2,3,4,5        X
Brown & Brown Inc.                Common     115236101      15,033     326,175  SH        DEFINED   1,2,3,4,5        X
Burlington Northern Santa Fe      Common     12189T104       4,854      90,000  SH        DEFINED   1,2,3,4,5        X
Capital One Financial Corp.       Common     14040H105      36,928     493,890  SH        DEFINED   1,2,3,4,5        X
Cemex S A                         Sp ADR     151290889      60,908   1,680,233  SH        DEFINED   1,2,3,4,5        X
CIT Group, Inc.                   Common     125581108       4,210     110,800  SH        DEFINED   1,2,3,4,5        X
Citigroup Inc.                    Common     172967101     146,479   3,259,445  SH        DEFINED   1,2,3,4,5        X
City National Corp.               Common     178566105       5,606      80,290  SH        DEFINED   1,2,3,4,5        X
Comerica, Inc.                    Common     200340107       5,509     100,016  SH        DEFINED   1,2,3,4,5        X
Commerce Bancorp Inc. NJ          Common     200519106     211,004   6,498,426  SH        DEFINED   1,2,3,4,5        X
Commerce Bancorp Inc. NJ          Call       200519106      35,581   1,095,800  SH  Call  DEFINED   1,2,3,4,5        X
Commerce Bancorp Inc. NJ          Call       200519106      46,081   1,419,200  SH  Call  DEFINED   1,2,3,4,5        X
Community Health Systems Inc. New Common     203668108       5,922     169,644  SH        DEFINED   1,2,3,4,5        X
Conseco Inc.                      Common New 208464883      17,930     878,050  SH        DEFINED   1,2,3,4,5        X
Countrywide Financial Corporation Common     222372104     225,112   6,935,059  SH        DEFINED   1,2,3,4,5        X
Countrywide Financial Corporation Call       222372104      27,546     848,600  SH  Call  DEFINED   1,2,3,4,5        X
Countrywide Financial Corporation Call       222372104      28,889     890,000  SH  Call  DEFINED   1,2,3,4,5        X
Emcor Group Inc.                  Common     29084Q100      31,597     674,852  SH        DEFINED   1,2,3,4,5        X
Emmis Communications Corp.        Cl A       291525103      23,033   1,198,400  SH        DEFINED   1,2,3,4,5        X
Equifax Inc.                      Common     294429105      46,130   1,503,095  SH        DEFINED   1,2,3,4,5        X
Federal Home Ln Mtg Corp.         Common     313400301      31,267     494,724  SH        DEFINED   1,2,3,4,5        X
Federated Investors Inc. PA       Cl B       314211103       6,734     237,864  SH        DEFINED   1,2,3,4,5        X
Fidelity National Financial Inc.  Common     316326107     111,356   3,380,563  SH        DEFINED   1,2,3,4,5        X
Fifth Third Bancorp               Common     316773100      86,261   2,006,997  SH        DEFINED   1,2,3,4,5        X
First American Corp. Calif.       Common     318522307     107,482   3,262,975  SH        DEFINED   1,2,3,4,5        X
First American Corp. Calif.       Call       318522307       2,708      82,200  SH  Call  DEFINED   1,2,3,4,5        X
First Horizon National Corp.      Common     320517105       4,275     104,800  SH        DEFINED   1,2,3,4,5        X
Fleetwood Enterprises Inc.        Common     339099103      29,651   3,408,200  SH        DEFINED   1,2,3,4,5        X
Fomento Economico Mexicano        Sp ADR     344419106      40,407     754,560  SH        DEFINED   1,2,3,4,5        X
Fresh Del Monte Produce Inc.      Ord        G36738105       6,318     207,020  SH        DEFINED   1,2,3,4,5        X
Genworth Financial Inc.           Cl A       37247D106      15,255     554,307  SH        DEFINED   1,2,3,4,5        X
JPMorgan & Chase & Co.            Common     46625H100      49,059   1,417,890  SH        DEFINED   1,2,3,4,5        X
LaFarge North America, Inc.       Common     505862102       7,954     136,078  SH        DEFINED   1,2,3,4,5        X
Landamerica Financial Group       Common     514936103      35,941     718,385  SH        DEFINED   1,2,3,4,5        X
Laureate Education Inc.           Common     518613104      21,951     513,000  SH        DEFINED   1,2,3,4,5        X
Lear Corp.                        Common     521865105      23,568     531,295  SH        DEFINED   1,2,3,4,5        X
Lennar Corp.                      Cl A       526057104      41,579     733,573  SH        DEFINED   1,2,3,4,5        X
Linens N Things Inc.              Common     535679104      21,122     850,650  SH        DEFINED   1,2,3,4,5        X
M/I Homes Inc.                    Common     55305B101      31,839     650,700  SH        DEFINED   1,2,3,4,5        X
Masco Corp.                       Common     574599106       6,991     201,635  SH        DEFINED   1,2,3,4,5        X
MBNA Corp.                        Common     55262L100      99,118   4,037,393  SH        DEFINED   1,2,3,4,5        X
Meritage Homes Corp.              Common     59001A102           8         130  SH        DEFINED   1,2,3,4,5        X
Metlife Inc.                      Common     59156R108         567      14,505  SH        DEFINED   1,2,3,4,5        X
Microsoft Corp.                   Common     594918104      10,791     446,462  SH        DEFINED   1,2,3,4,5        X
Monaco Coach Group                Common     60886R103      11,958     740,455  SH        DEFINED   1,2,3,4,5        X
Moody's Corp.                     Common     615369105         760       9,400  SH        DEFINED   1,2,3,4,5        X
National City Corp.               Common     635405103         393      11,728  SH        DEFINED   1,2,3,4,5        X
North Fork Bancorp NY             Common     659424105         533      19,228  SH        DEFINED   1,2,3,4,5        X
O Charleys Inc.                   Common     670823103      12,371     569,046  SH        DEFINED   1,2,3,4,5        X
Pacific Capital Bancorp New       Common     69404P101       2,937      98,639  SH        DEFINED   1,2,3,4,5        X
Piper Jaffray Companies           Common     724078100         438      11,972  SH        DEFINED   1,2,3,4,5        X
Principal Finl Group Inc.         Common     74251V102         462      12,000  SH        DEFINED   1,2,3,4,5        X
Progressive Corp. Ohio            Common     743315103       8,697      94,775  SH        DEFINED   1,2,3,4,5        X
Protective Life Corp              Common     743674103      12,509     318,307  SH        DEFINED   1,2,3,4,5        X
Pulte Homes Inc.                  Common     745867101      92,297   1,253,524  SH        DEFINED   1,2,3,4,5        X
Rent-A-Center, Inc. New           Common     76009N100      37,450   1,371,275  SH        DEFINED   1,2,3,4,5        X
Royal Caribbean Cruises Ltd.      Common     V7780T103       8,412     188,240  SH        DEFINED   1,2,3,4,5        X
Sovereign Bancorp Inc.            Common     845905108      69,380   3,130,886  SH        DEFINED   1,2,3,4,5        X
St. Paul Travelers Inc.           Common     792860108      68,796   1,873,025  SH        DEFINED   1,2,3,4,5        X
Suntrust Banks Inc.               Common     867914103       3,250      45,094  SH        DEFINED   1,2,3,4,5        X
TCF Financial Corp.               Common     872275102       6,141     226,182  SH        DEFINED   1,2,3,4,5        X
Toll Brothers Inc.                Common     889478103      78,233     992,181  SH        DEFINED   1,2,3,4,5        X
UnionBancal Corp.                 Common     908906100         504       8,235  SH        DEFINED   1,2,3,4,5        X
Universal Corp VA                 Common     913456109      11,168     244,000  SH        DEFINED   1,2,3,4,5        X
US Bancorp Del                    Common New 902973304     106,068   3,680,373  SH        DEFINED   1,2,3,4,5        X
USI Holdings                      Common     90333H101      14,688   1,246,840  SH        DEFINED   1,2,3,4,5        X
Vornado Realty Trust              Sh Ben Int 929042109       3,332      48,097  SH        DEFINED   1,2,3,4,5        X
Wachovia Corp. 2nd New            Common     929903102       3,368      66,162  SH        DEFINED   1,2,3,4,5        X
Wal Mart Stores Inc.              Common     931142103      11,331     226,128  SH        DEFINED   1,2,3,4,5        X
Washington Mutual Inc.            Common     939322103      23,422     592,954  SH        DEFINED   1,2,3,4,5        X
WCI Communities Inc.              Common     92923C104      35,615   1,184,015  SH        DEFINED   1,2,3,4,5        X
Wells Fargo & CO New              Common     949746101     105,735   1,768,148  SH        DEFINED   1,2,3,4,5        X
Westamerica Bancorp.              Common     957090103       3,130      60,451  SH        DEFINED   1,2,3,4,5        X
Willis Group Holdings Ltd.        Shs        G96655108      68,125   1,847,700  SH        DEFINED   1,2,3,4,5        X
Winnebago Inds Inc.               Common     974637100       6,786     214,760  SH        DEFINED   1,2,3,4,5        X
                                                         2,947,417